                                  iShares(R)

                                 iShares Trust
                      Supplement dated September 5, 2003
                                    to the
                        Prospectus dated August 1, 2003
      for the iShares Dow Jones Series and iShares Cohen & Steers Series

   The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus for the iShares Dow Jones Series and iShares Cohen & Steers Series (the "Funds") dated August 1, 2003.

   The returns reflected for each Fund's Underlying Index as presented under the "Since Fund Inception" heading in the Average Annual Total Return Tables in the Description of iShares Dow Jones U.S. Index Funds and Description of iShares Cohen & Steers Index Fund sections are cumulative total returns rather than average annual total returns. The average annual total returns for each Fund and its Underlying Index are presented in the table below.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)


------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/3/
------------------------------------------------------------------------------------------------
 Fund: iShares Dow Jones U.S. Total Market Index Fund
 Return Before Taxes                                            -22.17%         -16.64%
 Return After Taxes on Distributions/1/                         -22.58%         -17.00%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -13.60%         -13.04%
------------------------------------------------------------------------------------------------
 Index/2/: Dow Jones U.S. Total Market Index                    -22.08%         -16.53%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/3/
------------------------------------------------------------------------------------------------
 Fund: iShares Dow Jones U.S. Basic Materials Sector Index
   Fund
 Return Before Taxes                                             -8.80%          -0.03%
 Return After Taxes on Distributions/1/                          -9.38%          -0.74%
 Return After Taxes on Distributions and Sale of Fund Shares/1/  -5.38%          -0.36%
------------------------------------------------------------------------------------------------
 Index/2/: Dow Jones U.S. Basic Materials Sector Index           -8.32%           0.44%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/3/
------------------------------------------------------------------------------------------------
 Fund: iShares Dow Jones U.S. Consumer Cyclical Sector
   Index Fund
 Return Before Taxes                                            -24.54%         -12.70%
 Return After Taxes on Distributions/1/                         -24.55%         -12.79%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -15.07%          -9.97%
------------------------------------------------------------------------------------------------
 Index/2/: Dow Jones U.S. Consumer Cyclical Sector Index        -24.12%         -12.28%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/3/
------------------------------------------------------------------------------------------------
 Fund: iShares Dow Jones U.S. Consumer Non-Cyclical
   Sector Index Fund
 Return Before Taxes                                             -4.95%           1.27%
 Return After Taxes on Distributions/1/                          -5.46%           0.78%
 Return After Taxes on Distributions and Sale of Fund Shares/1/  -3.02%           0.79%
------------------------------------------------------------------------------------------------
 Index/2/: Dow Jones U.S. Consumer Non-Cyclical Sector
   Index                                                         -4.37%           2.02%
------------------------------------------------------------------------------------------------

                                                                BGI-A-020-09003

------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/3/
------------------------------------------------------------------------------------------------
 Fund: iShares Dow Jones U.S. Energy Sector Index Fund
 Return Before Taxes                                            -15.48%          -8.10%
 Return After Taxes on Distributions/1/                         -15.99%          -8.57%
 Return After Taxes on Distributions and Sale of Fund Shares/1/  -9.47%          -6.59%
------------------------------------------------------------------------------------------------
 Index/2/: Dow Jones U.S. Energy Sector Index                   -13.52%          -7.13%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/4/
------------------------------------------------------------------------------------------------
 Fund: iShares Dow Jones U.S. Financial Sector Index Fund
 Return Before Taxes                                            -12.81%           0.17%
 Return After Taxes on Distributions/1/                         -13.35%          -0.61%
 Return After Taxes on Distributions and Sale of Fund Shares/1/  -7.84%          -0.22%
------------------------------------------------------------------------------------------------
 Index/2/: Dow Jones U.S. Financial Sector Index                -12.35%           0.76%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/3/
------------------------------------------------------------------------------------------------
 Fund: iShares Dow Jones U.S. Healthcare Sector Index
   Fund
 Return Before Taxes                                            -21.20%          -7.25%
 Return After Taxes on Distributions/1/                         -21.43%          -7.44%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -13.01%          -5.80%
------------------------------------------------------------------------------------------------
 Index/2: /Dow Jones U.S. Healthcare Sector Index               -20.81%          -6.67%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/3/
------------------------------------------------------------------------------------------------
 Fund: iShares Dow Jones U.S. Industrial Sector Index Fund
 Return Before Taxes                                            -24.97%         -15.20%
 Return After Taxes on Distributions/1/                         -25.22%         -15.46%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -15.32%         -11.93%
------------------------------------------------------------------------------------------------
 Index/2/: Dow Jones U.S. Industrial Sector Index               -25.54%         -16.09%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/5/
------------------------------------------------------------------------------------------------
 Fund: iShares Dow Jones U.S. Technology Sector Index
   Fund
 Return Before Taxes                                            -39.02%         -38.50%
 Return After Taxes on Distributions/1/                         -39.02%         -38.50%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -23.96%         -27.91%
------------------------------------------------------------------------------------------------
 Index/2/: Dow Jones U.S. Technology Sector Index               -38.66%         -38.15%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/4/
------------------------------------------------------------------------------------------------
 Fund: iShares Dow Jones U.S. Telecommunications Sector
   Index Fund
 Return Before Taxes                                            -38.13%         -33.03%
 Return After Taxes on Distributions/1/                         -38.51%         -33.45%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -23.40%         -24.55%
------------------------------------------------------------------------------------------------
 Index/2/: Dow Jones U.S. Telecommunications Sector Index       -34.55%         -27.88%
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                One Year   Since Fund Inception/3/
--------------------------------------------------------------------------------------------------
 Fund: iShares Dow Jones U.S. Utilities Sector Index Fund
 Return Before Taxes                                            -21.62%           -10.85%
 Return After Taxes on Distributions/1/                         -22.77%           -11.95%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -13.21%            -8.91%
--------------------------------------------------------------------------------------------------
 Index/2/: Dow Jones U.S. Utilities Sector Index                -21.19%           -10.47%
--------------------------------------------------------------------------------------------------
                                                                One Year   Since Fund Inception/3/
--------------------------------------------------------------------------------------------------
 Fund: iShares Dow Jones U.S. Financial Services Index
   Fund
 Return Before Taxes                                            -12.41%            -1.81%
 Return After Taxes on Distributions/1/                         -13.01%            -2.44%
 Return After Taxes on Distributions and Sale of Fund Shares/1/  -7.60%            -1.72%
 Index/2/: Dow Jones U.S. Financial Services Index              -11.92%            -1.22%
--------------------------------------------------------------------------------------------------
                                                                One Year   Since Fund Inception/3/
--------------------------------------------------------------------------------------------------
 Fund: iShares Dow Jones U.S. Real Estate Index Fund
 Return Before Taxes                                              3.04%            10.82%
 Return After Taxes on Distributions/1/                           0.64%             8.36%
 Return After Taxes on Distributions and Sale of Fund Shares/1/   1.90%             7.52%
--------------------------------------------------------------------------------------------------
 Index/2/: Dow Jones U.S. Real Estate Index                       3.63%            11.33%
--------------------------------------------------------------------------------------------------
                                                                One Year   Since Fund Inception/6/
--------------------------------------------------------------------------------------------------
 Fund: iShares Cohen & Steers Realty Majors Index Fund
 Return Before Taxes                                              2.98%             7.37%
 Return After Taxes on Distributions/1/                           0.50%             4.91%
 Return After Taxes on Distributions and Sale of Fund Shares/1/   1.86%             4.72%
--------------------------------------------------------------------------------------------------
 Index/2/: Cohen & Steers Realty Majors Index                     3.27%             7.68%
--------------------------------------------------------------------------------------------------

/1/ After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
/2/ Index returns do not reflect deductions for fees, expenses, or taxes.
/3/ Inception date: 6/12/2000.
/4/ Inception date: 5/22/2000.
/5/ Inception date: 5/15/2000.
/6/ Inception date: 1/29/2001.



--------------------------------------------------------------------------------
                         PLEASE RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE
                                  iShares(R)

                                 iShares Trust
                      Supplement dated September 5, 2003
                                    to the
                        Prospectus dated August 1, 2003
                for the iShares Nasdaq Biotechnology Index Fund

   The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus for the iShares Nasdaq Biotechnology Index Fund (the "Fund") dated August 1, 2003.

   The returns reflected for the Fund's Underlying Index as presented under the "Since Fund Inception" heading in the Average Annual Total Returns Table in the iShares Nasdaq Biotechnology Index Fund section is a cumulative total return rather than an average annual total return. The average annual total returns for the Fund and its Underlying Index are presented in the table below.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/3/
------------------------------------------------------------------------------------------------
 Fund: iShares Nasdaq Biotechnology Index Fund
 Return Before Taxes                                             -45.44%         -30.67%
 Return After Taxes on Distributions/1/                          -45.44%         -30.67%
 Return After Taxes on Distributions and Sale of Fund Shares/1/  -27.90%         -23.64%
------------------------------------------------------------------------------------------------
 Index/2/: Nasdaq Biotechnology Index                            -45.33%         -30.66%
------------------------------------------------------------------------------------------------

/1/ After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
/2/ Index returns do not reflect deductions for fees, expenses, or taxes.
/3/ Inception date: 2/5/2001.

--------------------------------------------------------------------------------
                         PLEASE RETAIN THIS SUPPLEMENT
                             FOR FUTURE REFERENCE
                                                                BGI-A-022-09003
                                  iShares(R)

                                 iShares Trust
                      Supplement dated September 5, 2003
                                    to the
                        Prospectus dated August 1, 2003
             for the iShares S&P Series and iShares Russell Series

   The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus for the iShares S&P Series and iShares Russell Series (the "Funds") dated August 1, 2003.

   The returns reflected for each Fund's Underlying Index as presented under the "Since Fund Inception" heading in the Average Annual Total Return Tables in the Description of iShares S&P Index Funds and Description of iShares Russell Index Funds sections are cumulative total returns rather than average annual total returns. The average annual total returns for each Fund and its Underlying Index are presented in the table below.

                         Average Annual Total Returns
                   (for the periods ended December 31, 2002)

------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/3/
------------------------------------------------------------------------------------------------
 Fund: iShares S&P 100 Index Fund
 Return Before Taxes                                            -22.72%         -19.43%
 Return After Taxes on Distributions/1/                         -23.13%         -19.80%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -13.92%         -15.26%
------------------------------------------------------------------------------------------------
 Index/2/: S&P 100 Index                                        -22.59%         -19.31%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/4/
------------------------------------------------------------------------------------------------
 Fund: iShares S&P 500 Index Fund
 Return Before Taxes                                            -22.15%         -16.23%
 Return After Taxes on Distributions/1/                         -22.60%         -16.64%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -13.57%         -12.73%
------------------------------------------------------------------------------------------------
 Index/2/: S&P 500 Index                                        -22.10%         -16.19%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/5/
------------------------------------------------------------------------------------------------
 Fund: iShares S&P 500/BARRA Growth Index Fund
 Return Before Taxes                                            -23.71%         -20.03%
 Return After Taxes on Distributions/1/                         -24.00%         -20.27%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -14.54%         -15.48%
------------------------------------------------------------------------------------------------
 Index/2/: S&P 500/BARRA Growth Index                           -23.59%         -19.92%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/5/
------------------------------------------------------------------------------------------------
 Fund: iShares S&P 500/BARRA Value Index Fund
 Return Before Taxes                                            -20.98%         -10.73%
 Return After Taxes on Distributions/1/                         -21.51%         -11.28%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -12.85%          -8.63%
------------------------------------------------------------------------------------------------
 Index/2/: S&P 500/BARRA Value Index                            -20.85%         -10.60%
------------------------------------------------------------------------------------------------

                                                                BGI-A-023-09003

------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/5/
------------------------------------------------------------------------------------------------
 Fund: iShares S&P MidCap 400 Index Fund
 Return Before Taxes                                            -14.72%          -1.93%
 Return After Taxes on Distributions/1/                         -14.97%          -2.27%
 Return After Taxes on Distributions and Sale of Fund Shares/1/  -9.02%          -1.69%
------------------------------------------------------------------------------------------------
 Index/2/: S&P MidCap 400 Index                                 -14.51%          -1.77%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/6/
------------------------------------------------------------------------------------------------
 Fund: iShares S&P MidCap 400/BARRA Growth Index
   Fund
 Return Before Taxes                                            -19.41%         -14.73%
 Return After Taxes on Distributions/1/                         -19.48%         -14.83%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -11.91%         -11.54%
------------------------------------------------------------------------------------------------
 Index/2/: S&P MidCap 400/BARRA Growth Index                    -19.17%         -14.46%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/6/
------------------------------------------------------------------------------------------------
 Fund: iShares S&P MidCap 400/BARRA Value Index Fund
 Return Before Taxes                                            -10.36%           5.54%
 Return After Taxes on Distributions/1/                         -10.80%           4.98%
 Return After Taxes on Distributions and Sale of Fund Shares/1/  -6.34%           4.20%
------------------------------------------------------------------------------------------------
 Index/2/: S&P MidCap 400/BARRA Value Index                     -10.10%           5.77%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/5/
------------------------------------------------------------------------------------------------
 Fund: iShares S&P SmallCap 600 Index Fund
 Return Before Taxes                                            -14.74%           0.77%
 Return After Taxes on Distributions/1/                         -14.93%           0.39%
 Return After Taxes on Distributions and Sale of Fund Shares/1/  -9.04%           0.44%
------------------------------------------------------------------------------------------------
 Index/2/: S&P SmallCap 600 Index                               -14.63%           0.92%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/6/
------------------------------------------------------------------------------------------------
 Fund: iShares S&P SmallCap 600/BARRA Growth Index
   Fund
 Return Before Taxes                                            -15.55%          -9.30%
 Return After Taxes on Distributions/1/                         -15.62%          -9.46%
 Return After Taxes on Distributions and Sale of Fund Shares/1/  -9.54%          -7.40%
------------------------------------------------------------------------------------------------
 Index/2/: S&P SmallCap 600/BARRA Growth Index                  -15.36%          -9.06%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/6/
------------------------------------------------------------------------------------------------
 Fund: iShares S&P SmallCap 600/BARRA Value Index
   Fund
 Return Before Taxes                                            -14.64%           3.52%
 Return After Taxes on Distributions/1/                         -14.93%           3.12%
 Return After Taxes on Distributions and Sale of Fund Shares/1/  -8.97%           2.64%
------------------------------------------------------------------------------------------------
 Index/2/: S&P SmallCap 600/BARRA Value Index                   -14.47%           3.78%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/7/
------------------------------------------------------------------------------------------------
 Fund: iShares S&P Global 100 Index Fund
 Return Before Taxes                                            -23.96%         -20.47%
 Return After Taxes on Distributions/1/                         -24.32%         -20.81%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -14.71%         -16.08%
------------------------------------------------------------------------------------------------
 Index/2/: S&P Global 100 Index                                 -23.57%         -19.68%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/8/
------------------------------------------------------------------------------------------------
 Fund: iShares S&P Global Energy Sector Index Fund
 Return Before Taxes                                             -5.59%          -4.97%
 Return After Taxes on Distributions/1/                          -6.27%          -5.63%
 Return After Taxes on Distributions and Sale of Fund Shares/1/  -3.41%          -4.28%
------------------------------------------------------------------------------------------------
 Index/2/: S&P Global Energy Sector Index                        -6.39%          -5.68%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/8/
------------------------------------------------------------------------------------------------
 Fund: iShares S&P Global Financial Sector Index Fund
 Return Before Taxes                                            -16.73%         -12.83%
 Return After Taxes on Distributions/1/                         -17.14%         -13.23%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -10.27%         -10.43%
------------------------------------------------------------------------------------------------
 Index/2/: S&P Global Financial Sector Index                    -16.14%         -12.22%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/9/
------------------------------------------------------------------------------------------------
 Fund: iShares S&P Global Healthcare Sector Index Fund
 Return Before Taxes                                            -17.89%         -16.21%
 Return After Taxes on Distributions/1/                         -18.08%         -16.40%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -10.98%         -13.03%
------------------------------------------------------------------------------------------------
 Index/2/: S&P Global Healthcare Sector Index                   -17.75%         -16.08%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/8/
------------------------------------------------------------------------------------------------
 Fund: iShares S&P Global Technology Sector Index Fund
 Return Before Taxes                                            -37.92%         -32.12%
 Return After Taxes on Distributions/1/                         -37.92%         -32.12%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -23.28%         -25.55%
------------------------------------------------------------------------------------------------
 Index/2/: S&P Global Technology Sector Index                   -37.13%         -31.45%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/8/
------------------------------------------------------------------------------------------------
 Fund: iShares S&P Global Telecommunications Sector
   Index Fund
 Return Before Taxes                                            -28.16%         -23.94%
 Return After Taxes on Distributions/1/                         -28.62%         -24.38%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -17.27%         -19.28%
------------------------------------------------------------------------------------------------
 Index/2/: S&P Global Telecommunications Sector Index           -27.95%         -23.75%
------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/10/
-------------------------------------------------------------------------------------------------
 Fund: iShares S&P Europe 350 Index Fund
 Return Before Taxes                                            -18.12%          -17.73%
 Return After Taxes on Distributions/1/                         -18.77%          -18.22%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -11.08%          -13.95%
-------------------------------------------------------------------------------------------------
 Index/2/: S&P Europe 350 Index                                 -17.91%          -17.25%
-------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/11/
-------------------------------------------------------------------------------------------------
 Fund: iShares S&P Latin America 40 Index Fund
 Return Before Taxes                                            -21.96%           -8.30%
 Return After Taxes on Distributions/1/                         -22.68%           -9.18%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -13.47%           -7.02%
-------------------------------------------------------------------------------------------------
 Index/2/: S&P Latin America 40 Index                           -23.32%           -9.00%
-------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/12/
-------------------------------------------------------------------------------------------------
 Fund: iShares S&P/TOPIX 150 Index Fund
 Return Before Taxes                                            -10.32%          -15.69%
 Return After Taxes on Distributions/1/                         -10.60%          -15.91%
 Return After Taxes on Distributions and Sale of Fund Shares/1/  -6.23%          -12.57%
-------------------------------------------------------------------------------------------------
 Index/2/: S&P/TOPIX 150 Index                                  -10.51%          -16.09%
-------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/5/
-------------------------------------------------------------------------------------------------
 Fund: iShares Russell 3000 Index Fund
 Return Before Taxes                                            -21.63%          -14.60%
 Return After Taxes on Distributions/1/                         -22.11%          -14.99%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -13.26%          -11.52%
-------------------------------------------------------------------------------------------------
 Index/2/: Russell 3000 Index                                   -21.54%          -14.42%
-------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/6/
-------------------------------------------------------------------------------------------------
 Fund: iShares Russell 3000 Growth Index Fund
 Return Before Taxes                                            -28.15%          -29.26%
 Return After Taxes on Distributions/1/                         -28.35%          -29.39%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -17.27%          -22.14%
-------------------------------------------------------------------------------------------------
 Index/2/: Russell 3000 Growth Index                            -28.03%          -29.12%
-------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/6/
-------------------------------------------------------------------------------------------------
 Fund: iShares Russell 3000 Value Index Fund
 Return Before Taxes                                            -15.35%           -4.89%
 Return After Taxes on Distributions/1/                         -15.97%           -5.57%
 Return After Taxes on Distributions and Sale of Fund Shares/1/  -9.40%           -4.17%
-------------------------------------------------------------------------------------------------
 Index/2/: Russell 3000 Value Index                             -15.18%           -4.67%
-------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/5/
------------------------------------------------------------------------------------------------
 Fund: iShares Russell 2000 Index Fund
 Return Before Taxes                                            -20.52%          -6.69%
 Return After Taxes on Distributions/1/                         -20.88%          -7.13%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -12.58%          -5.48%
------------------------------------------------------------------------------------------------
 Index/2/: Russell 2000 Index                                   -20.48%          -6.37%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/6/
------------------------------------------------------------------------------------------------
 Fund: iShares Russell 2000 Growth Index Fund
 Return Before Taxes                                            -30.29%         -24.90%
 Return After Taxes on Distributions/1/                         -30.40%         -24.99%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -18.60%         -19.05%
------------------------------------------------------------------------------------------------
 Index/2/: Russell 2000 Growth Index                            -30.26%         -24.68%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/6/
------------------------------------------------------------------------------------------------
 Fund: iShares Russell 2000 Value Index Fund
 Return Before Taxes                                            -11.52%           5.28%
 Return After Taxes on Distributions/1/                         -12.11%           4.52%
 Return After Taxes on Distributions and Sale of Fund Shares/1/  -7.04%           3.89%
------------------------------------------------------------------------------------------------
 Index/2/: Russell 2000 Value Index                             -11.43%           5.63%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/4/
------------------------------------------------------------------------------------------------
 Fund: iShares Russell 1000 Index Fund
 Return Before Taxes                                            -21.72%         -16.20%
 Return After Taxes on Distributions/1/                         -22.15%         -16.59%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -13.32%         -12.70%
------------------------------------------------------------------------------------------------
 Index/2/: Russell 1000 Index                                   -21.65%         -16.10%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/5/
------------------------------------------------------------------------------------------------
 Fund: iShares Russell 1000 Growth Index Fund
 Return Before Taxes                                            -27.99%         -25.32%
 Return After Taxes on Distributions/1/                         -28.19%         -25.48%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -17.17%         -19.24%
------------------------------------------------------------------------------------------------
 Index/2/: Russell 1000 Growth Index                            -27.88%         -25.17%
------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/5/
------------------------------------------------------------------------------------------------
 Fund: iShares Russell 1000 Value Index Fund
 Return Before Taxes                                            -15.68%          -5.82%
 Return After Taxes on Distributions/1/                         -16.32%          -6.42%
 Return After Taxes on Distributions and Sale of Fund Shares/1/  -9.60%          -4.86%
------------------------------------------------------------------------------------------------
 Index/2/: Russell 1000 Value Index                             -15.52%          -5.67%
------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/13/
-------------------------------------------------------------------------------------------------
 Fund: iShares Russell Midcap Index Fund
 Return Before Taxes                                            -16.17%          -12.05%
 Return After Taxes on Distributions/1/                         -16.50%          -12.43%
 Return After Taxes on Distributions and Sale of Fund Shares/1/  -9.92%           -9.75%
-------------------------------------------------------------------------------------------------
 Index/2/: Russell Midcap Index                                 -16.19%          -12.01%
-------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/13/
-------------------------------------------------------------------------------------------------
 Fund: iShares Russell Midcap Growth Index Fund
 Return Before Taxes                                            -27.55%          -20.88%
 Return After Taxes on Distributions/1/                         -27.58%          -20.91%
 Return After Taxes on Distributions and Sale of Fund Shares/1/ -16.91%          -16.53%
-------------------------------------------------------------------------------------------------
 Index/2/: Russell Midcap Growth Index                          -27.41%          -20.70%
-------------------------------------------------------------------------------------------------
                                                                One Year Since Fund Inception/13/
-------------------------------------------------------------------------------------------------
 Fund: iShares Russell Midcap Value Index Fund
 Return Before Taxes                                             -9.68%           -7.16%
 Return After Taxes on Distributions/1/                         -10.30%           -7.82%
 Return After Taxes on Distributions and Sale of Fund Shares/1/  -5.93%           -6.00%
-------------------------------------------------------------------------------------------------
 Index/2/: Russell Midcap Value Index                            -9.64%           -7.08%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

/1/ After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold iShares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund's returns after taxes on distributions and sale of fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
/2 /Index returns do not reflect deductions for fees, expenses, or taxes.
/3 /Inception date: 10/23/2000.
/4 /Inception date: 5/15/2000.
/5 /Inception date: 5/22/2000.
/6/Inception date: 7/24/2000.
/7 /Inception date: 12/5/2000.
/8 /Inception date: 11/12/2001.
/9 /Inception date: 11/13/2001.
/10 /Inception date: 7/25/2000.
/11 /Inception date: 10/25/2001.
/12 /Inception date: 10/23/2001.
/13 /Inception date: 7/17/2001.


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